Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 207,090,000.00
Total Fee Amount	28,599.13
Total Offset Amount	0.00
Net Fee	$ 28,599.13
Offering Table N/A
Offset Table N/A	N/A